INVESTMENTS IN SUBSIDIARIES INVESTMENTS IN SUBSIDIARIES - Gain on sale of subsidiaries (Details) $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 05, 2018	Oct. 27, 2017 USD ($)	Dec. 31, 2018 USD ($) subsidiary	Jun. 30, 2018 USD ($)	Feb. 22, 2018 payment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	[1]
Investments in subsidiaries
Gain on disposal						$ 1,279	$ 0	[1]	$ 1,788
Tacom
Investments in subsidiaries
Percentage of interest in subsidiary						0.00%	98.00%
Discontinued operations
Investments in subsidiaries
Net cash consideration received				$ 22
Derecognition of assets classified as held for sale				(34)
Derecognition of liabilities classified as held for sale				48
Derecognition of non-controlling interests				(6)
Release cumulative other comprehensive income related to disposal group				0
Gain on disposal				30
Discontinued operations | VIP Lao
Investments in subsidiaries
Net cash consideration received				22
Derecognition of assets classified as held for sale				(21)
Derecognition of liabilities classified as held for sale				13
Derecognition of non-controlling interests				(6)
Release cumulative other comprehensive income related to disposal group				1
Gain on disposal				9
Discontinued operations | Vimpelcom (BVI) AG
Investments in subsidiaries
Net cash consideration received				0
Derecognition of assets classified as held for sale				(13)
Derecognition of liabilities classified as held for sale				25
Derecognition of non-controlling interests				0
Release cumulative other comprehensive income related to disposal group				(1)
Gain on disposal				11
Discontinued operations | Ring Distribution Company S.A.E.
Investments in subsidiaries
Net cash consideration received				0
Derecognition of assets classified as held for sale				0
Derecognition of liabilities classified as held for sale				10
Derecognition of non-controlling interests				0
Release cumulative other comprehensive income related to disposal group				0
Gain on disposal			$ 10	$ 10
Number of subsidiaries liquidated | subsidiary			1
Government of Laos | Discontinued operations | VIP Lao
Investments in subsidiaries
Net cash consideration received		$ 22
Proportion of ownership interest disposed in subsidiary		78.00%
Number of purchase consideration payments received | payment					2
ZET | Discontinued operations | Vimpelcom (BVI) AG
Investments in subsidiaries
Proportion of ownership interest disposed in subsidiary	100.00%
Vimpelcom (BVI) AG | ZET | Discontinued operations | Tacom
Investments in subsidiaries
Percentage of interest in subsidiary	98.00%
ZET | Discontinued operations | Tacom
Investments in subsidiaries
Percentage of interest in subsidiary	2.00%
Proportion of indirect ownership interest in subsidiary	98.00%

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).